Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets
7.	EXPLORATION AND EVALUATION ASSETS

Exploration and evaluation assets relating to the Thacker Pass project were as follows:

	December 31, 2020	December 31, 2019
	$	$
Acquisition costs
Balance, beginning	3,852	3,540
Additions	490	560
Write offs	-	(248)
Total exploration and evaluation assets	4,342	3,852

The Company has the following commitments to make future royalty and other payments on the Thacker Pass project. These amounts will only be payable if the Company continues to hold the subject claims in the future and the royalties will only be incurred if the Company starts production from the Thacker Pass project.

•	20% royalty on revenue solely in respect of uranium;
•

8% gross revenue royalty on all claims up to a cumulative payment of $22,000. The royalty will then be reduced to 4% for the life of the project. The Company has the option at any time to reduce the royalty to 1.75% upon payment of $22,000;

•	Option payments of $160.5 payable in 2021, $137.5 in 2022, and $2,887.5 in 2023 to purchase water rights.